Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Inventories	As of September 30, 2023 and 2022, inventories consisted of the following:
	September 30, 2023	September 30, 2022
Raw materials	$153,851	$-
Inventories	$153,851	$-

Schedule of Property and Equipment Useful Life	Property and equipment are recorded at cost less accumulated depreciation. Depreciation is provided in the amounts sufficient to depreciate the cost of the related assets over their useful lives using the straight-line method, as follows:
Useful life
Office Equipment	3-5 years
Leasehold Improvement	3-5 years

Schedule of Disaggregation of Revenue	For the years ended September 30, 2023, 2022 and 2021, the disaggregation of revenue by major revenue stream and time of the revenue recognition is as follows:
	For the years ended September 30,
	2023	2022	2021
Category of Revenue:
Tutorial service revenue	$5,446,169	$9,279,210	$13,518,061
Logistic and consulting services and others	709,424	1,535,446	1,508,930
Total	$6,155,593	$10,814,656	$15,026,991
Timing of Revenue Recognition:
Services transferred over time	$5,802,614	$10,156,547	$13,883,717
Goods transferred at a point in time	352,979	658,109	1,143,274
	$6,155,593	$10,814,656	$15,026,991

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	September 30, 2023	September 30, 2022	September 30, 2021
Balance sheet items, except for equity accounts	US$1=RMB7.2960	US$1=RMB 7.1135	US$1=RMB 6.4580
Items in the statements of income and cash flows	US$1=RMB7.0533	US$1=RMB 6.5332	US$1=RMB 6.5095